THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2020 (Unaudited)

Schedule of Investments
Common Stock — 95.9%

	SHARES	VALUE
Australia — 2.7%
Atlassian, Cl A *	275,354	$40,477,038

Belgium — 3.4%
Galapagos ADR *	224,820	50,107,882

Canada — 3.2%
Shopify, Cl A *	101,268	47,156,457

China — 7.9%
Alibaba Group Holding ADR *	351,840	72,686,626
Tencent Holdings	928,000	44,045,984
		116,732,610

Germany — 2.8%
Zalando *	867,861	41,719,451

India — 9.7%
Asian Paints	912,022	22,958,418
Eicher Motors	44,312	12,608,944
Housing Development Finance	1,362,788	46,038,942
Maruti Suzuki India	316,576	30,595,527
Titan	1,897,968	31,602,346
		143,804,177

Japan — 5.2%
Fast Retailing	39,500	21,371,502
Keyence	123,900	41,548,734
PeptiDream *	315,500	14,931,999
		77,852,235

Netherlands — 6.8%
Adyen *	38,078	35,017,240
ASML Holding ADR, Cl G	234,629	65,850,975
		100,868,215

Singapore — 1.8%
Sea ADR *	586,310	26,524,664

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2020 (Unaudited)

Common Stock — continued

	SHARES	VALUE
Thailand — 3.6%
Airports of Thailand	9,610,500	$21,478,265
CP ALL	14,519,500	32,807,718
		54,285,983

United Kingdom — 2.1%
GVC Holdings	2,683,967	31,063,995

United States — 46.7%
Communication Services— 8.4%
Alphabet, Cl A *	21,721	31,121,414
Alphabet, Cl C *	15,095	21,649,702
Facebook, Cl A *	145,210	29,319,351
Netflix *	119,968	41,399,757
		123,490,224

Consumer Discretionary— 10.5%
Amazon.com *	32,937	66,161,211
Aptiv	381,964	32,386,728
NIKE, Cl B	581,762	56,023,681
		154,571,620

Financials— 1.7%
Charles Schwab	553,961	25,232,924

Health Care— 14.5%
ABIOMED *	126,615	23,587,108
Align Technology *	120,826	31,064,365
Bluebird Bio *	270,715	21,573,278
Edwards Lifesciences *	256,470	56,387,494
Illumina *	125,645	36,445,845
Regeneron Pharmaceuticals *	72,534	24,512,140
Sarepta Therapeutics *	199,756	23,163,706
		216,733,936

Information Technology— 11.6%
Okta, Cl A *	155,202	19,873,616
Visa, Cl A	439,652	87,477,558

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2020 (Unaudited)

Common Stock — continued

	SHARES	VALUE
Information Technology — (continued)
Workday, Cl A *	308,568	$56,970,910
Zoom Video Communications, Cl A *	113,380	8,650,894
		172,972,978

		693,001,682

Total Common Stock
(Cost $898,061,291)		1,423,594,389

Total Investments— 95.9%
(Cost $898,061,291)		$1,423,594,389

Percentages are based on Net Assets of $1,484,965,579.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$40,477,038	$—	$—	$40,477,038
Belgium	50,107,882	—	—	50,107,882
Canada	47,156,457	—	—	47,156,457
China	72,686,626	44,045,984	—	116,732,610
Germany	—	41,719,451	—	41,719,451
India	—	143,804,177	—	143,804,177
Japan	—	77,852,235	—	77,852,235
Netherlands	65,850,975	35,017,240	—	100,868,215
Singapore	26,524,664	—	—	26,524,664
Thailand	—	54,285,983	—	54,285,983
United Kingdom	—	31,063,995	—	31,063,995
United States	693,001,682	—	—	693,001,682
Total Common Stock	995,805,324	427,789,065	—	1,423,594,389
Total Investments in Securities	$995,805,324	$427,789,065	$—	$1,423,594,389

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

SAN-QH-001-2000